PROVISIONS (Details 11) - Retirement Benefit Plan [Member]	Dec. 31, 2017	Dec. 31, 2016
Summary of economic hypotheses
Discount rate(s)	7.50%	7.25%
Expected rate(s) of salary increase	6.00%	5.00%
Inflation rate	4.00%	3.00%